Receivables, net and Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Receivables, net and Contract assets and liabilities
Receivables, net	December 31, ($ in millions) 2022 2021 Trade receivables 6,478 6,206 Other receivables 688 684 Allowance (308) (339) Total 6,858 6,551
Reconciliation of changes in allowance for doubtful accounts
($ in millions) 2022 2021 2020
Balance at January 1, 339 357 228
Transition adjustment — — 56
Current-period provision

for expected credit

losses
37 33 115
Write-offs charged against

the allowance
(48) (37) (42)
Exchange rate differences

(20) (14) —
Balance at December 31, 308 339 357

Information about contract assets and contract liabilities	December 31, ($ in millions) 2022 2021 2020 Contract assets 954 990 985 Contract liabilities 2,216 1,894 1,903
Significant changes in contract assets and contract liabilities
2022 2021
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which

was included in

the Contract liabilities
balance at January 1, 2022/2021 (1,043) (1,086)
Additions to Contract

liabilities - excluding

amounts recognized

as
revenue during the period 1,481 1,136
Receivables recognized

that were included in

the Contract assets
balance at January 1, 2022/2021 (591) (566)